Non-financial assets and liabilities (Tables)	12 Months Ended
Jun. 30, 2026
Disclosure Of Non Financial Assets And Liabilities [Abstract]
Summary of Property, Plant and Equipment
a.    Property, plant and equipment

(in U.S. dollars, in thousands)	Plant and Equipment	Office Furniture and Equipment	Computer Hardware and Software	Total
Year Ended June 30, 2025
Opening net book amount	208	752	146	1,106
Additions	746	—	154	900
Exchange differences	(226)	224	1	(1)
Depreciation charge	(176)	(37)	(90)	(303)
Closing net book value	552	939	211	1,702

As of June 30, 2025
Cost	6,586	2,266	796	9,648
Accumulated depreciation	(6,034)	(1,327)	(585)	(7,946)
Net book value	552	939	211	1,702

Year Ended June 30, 2026
Opening net book amount	552	939	211	1,702
Additions	439	7	145	591
Reclassifications	681	(681)	—	—
Exchange differences	(1)	6	2	7
Depreciation charge	(316)	(37)	(129)	(482)
Closing net book value	1,355	234	229	1,818

As of June 30, 2026
Cost	7,708	1,607	957	10,272
Accumulated depreciation	(6,353)	(1,373)	(728)	(8,454)
Net book value	1,355	234	229	1,818

Schedule of Right-of-Use Assets
Right-of-use assets

(in U.S. dollars, in thousands)	Buildings	Manufacturing	Total
Year Ended June 30, 2025
Opening net book amount	1,727	1,005	2,732
Additions	2,564	—	2,564
Remeasurement	—	962	962
Exchange differences	2	—	2
Depreciation charge	(1,318)	(821)	(2,139)
Closing net book value	2,975	1,146	4,121

As of June 30, 2025
Cost	7,138	7,207	14,345
Accumulated depreciation	(4,163)	(6,061)	(10,224)
Net book value	2,975	1,146	4,121

Year Ended June 30, 2026
Opening net book amount	2,975	1,146	4,121
Additions	2,520	—	2,520
Derecognition	(85)	—	(85)
Remeasurement	—	1,915	1,915
Exchange differences	65	—	65
Depreciation charge	(1,263)	(1,077)	(2,340)
Closing net book value	4,212	1,984	6,196

As of June 30, 2026
Cost	6,858	9,122	15,980
Accumulated depreciation	(2,646)	(7,138)	(9,784)
Net book value	4,212	1,984	6,196

Summary of Lease Liabilities	Lease liabilities

	As of June 30,
	2026	2025
Current	3,031	2,680
Non-current	5,068	3,583
Lease liabilities included in the balance sheet	8,099	6,263

Summary of Intangible Assets
c.    Intangible assets

(in U.S. dollars, in thousands)	Goodwill	Acquired licenses to patents	In-process research and development acquired	Currently marketed products	Total
Year Ended June 30, 2025
Opening net book amount	134,453	1,626	427,779	11,878	575,736
Additions	—	50	—	—	50
Reclassifications(1)	—	—	(102,698)	102,698	—
Exchange differences	—	(1)	—	—	(1)
Amortization charge	—	(20)	—	(3,939)	(3,959)
Closing net book amount	134,453	1,655	325,081	110,637	571,826

As of June 30, 2025
Cost	134,453	3,077	387,000	126,696	651,226
Accumulated amortization	—	(1,422)	—	(16,059)	(17,481)
Accumulated impairment	—	—	(61,919)	—	(61,919)
Net book amount	134,453	1,655	325,081	110,637	571,826

Year Ended June 30, 2026
Opening net book amount	134,453	1,655	325,081	110,637	571,826
Additions(2)	—	2,065	—	—	2,065
Disposals	—	(1,360)	—	—	(1,360)
Exchange differences	—	18	—	1	19
Amortization charge	—	(54)	—	(6,126)	(6,180)
Closing net book amount	134,453	2,324	325,081	104,512	566,370

As of June 30, 2026
Cost	134,453	3,800	387,000	126,696	651,949
Accumulated amortization	—	(1,476)	—	(22,184)	(23,660)
Accumulated impairment	—	—	(61,919)	—	(61,919)
Net book amount	134,453	2,324	325,081	104,512	566,370
(1)    In December 2024, the Group reclassified $102.7 million from in-process research and development ("IPRD") acquired to current marketed products upon receiving FDA approval for Ryoncil® for the treatment of pediatric SR-aGVHD. As a result of this reclassification, the asset is now being amortized on a straight line basis over its useful life through to expected patent expiry which is in 21 years.
(2)     In April 2026, the Group acquired an exclusive worldwide license to a patented chimeric antigen receptor ("CAR") technology platform for precision-enhanced augmentation of therapeutic mesenchymal stromal cell ("MSC") products and related intellectual property developed from Mayo Clinic research. The acquisition was completed through the issuance of 1,260,589 ordinary shares.

Summary of Carrying Value of In Process Research and Development Acquired by Product	Carrying value of in-process research and development acquired by product

	As of June 30,
(in U.S. dollars, in thousands)	2026	2025
Cardiovascular products(1)	254,351	254,351
Intravenous products for metabolic diseases and inflammatory/immunologic conditions(2)	70,730	70,730
	325,081	325,081
(1)Includes MPC-150-IM for the treatment or prevention of chronic heart failure and MPC-25-IC for the treatment or prevention of acute myocardial infarction
(2)Includes MPC-300-IV for the treatment of biologic-refractory rheumatoid arthritis and diabetic nephropathy

Summary of Provisions

		As of June 30, 2026			As of June 30, 2025
(in U.S. dollars, in thousands)	Notes	Current	Non-current	Total	Current	Non-current	Total
Contingent consideration		—	7,352	7,352	11,001	10,778	21,779
Employee benefits		8,016	4	8,020	6,234	15	6,249
Provision for license agreements		3,750	—	3,750	3,750	—	3,750
		11,766	7,356	19,122	20,985	10,793	31,778

Summary of Deferred Tax Balances
(i)    Deferred tax balances

	As of June 30,
(in U.S. dollars, in thousands)	2026	2025
Deferred tax assets
The balance comprises temporary differences attributable to:
Tax losses	72,827	73,474
Other temporary differences	24,279	13,605
Total deferred tax assets	97,106	87,079

Deferred tax liabilities
The balance comprises temporary differences attributable to:
Intangible assets(1)	97,106	87,079
Total deferred tax liabilities	97,106	87,079
Net deferred tax liabilities(2)	—	—
(1)In the year ended June 30, 2026, there was a change in the expected tax rate applicable on deferred tax liabilities in the United States to include an apportioned state tax rate. The deferred tax liability has been revalued accordingly.
(2)Deferred tax assets are netted against deferred tax liabilities.
Schedule of Movements Related to Deferred Tax Assets and Liabilities
(ii)    Movements

(in U.S. dollars, in thousands)	Tax losses(1) (DTA)	Other temporary differences(1) (DTA)	Intangible assets (DTL)	Total (DTL)
As of June 30, 2024	74,602	13,143	(87,745)	—
Credited/(charged) to:
- profit or loss	(1,458)	462	666	(330)
- directly to equity	330	—	—	330
As of June 30, 2025	73,474	13,605	(87,079)	—
Credited/(charged) to:
- profit or loss	(1,260)	10,674	(10,027)	(613)
- directly to equity	613	—	—	613
As of June 30, 2026	72,827	24,279	(97,106)	—
(1)Deferred tax assets are netted against deferred tax liabilities.

Schedule of Deferred Consideration

	As of June 30,
(in U.S. dollars, in thousands)	2026	2025
Opening balance(1)	2,500	2,500
Amount recognized as revenue during the period	—	—
Balance as of the end of the period	2,500	2,500

(1)	The $2.5 million milestone payment received in December 2019 from Grünenthal was considered constrained and resulted in deferred consideration as of June 30, 2026.

Disclosure of inventories

	As of June 30,
(in U.S. dollars, in thousands)	2026	2025
Current Assets
Raw materials	15,806	1,063
Work in progress	5,684	—
Finished goods	6,621	21,183
	28,111	22,246